SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2020 USD ($) item	Nov. 30, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Franchise fee reduction offered to franchisee to since the COVID-19 outbreak	¥ 132
legacy DH
Finite-Lived Intangible Assets [Line Items]
Fair value exceeded carrying value	¥ 244
Percentage of fair value exceeded the carrying value	6.00%
Hypothetical decline in projected cash flow (as a percent)	5.00%
Short term work compensation	¥ 244
Other Operating Income | legacy DH
Finite-Lived Intangible Assets [Line Items]
Other grants recognized	¥ 17
Master brand agreement
Finite-Lived Intangible Assets [Line Items]
Initial term	70 years	70 years
Deutsche Hospitality
Finite-Lived Intangible Assets [Line Items]
Hypothetical increase in discount rate	5.00%
Hypothetical decrease in royalty saving rate	5.00%
Impairment loss recognized | $		$ 0
Deutsche Hospitality | legacy DH
Finite-Lived Intangible Assets [Line Items]
Hypothetical goodwill impairment in 5% decline in projected cash flow			¥ 42
Hypothetical goodwill impairment in 5% increase in discount rate	¥ 175
Deutsche Hospitality | Brand names
Finite-Lived Intangible Assets [Line Items]
Number of brand names acquired | item	3	3
Deutsche Hospitality | Brand name, one
Finite-Lived Intangible Assets [Line Items]
Fair value exceeded carrying value	¥ 190
Percentage of fair value exceeded the carrying value	7.00%
Hypothetical indefinite life intangible asset impairment in 5% increase in discount rate	¥ 178
Hypothetical indefinite life intangible asset impairment in 5% decrease in royalty saving rate	151
Deutsche Hospitality | Brand name, two
Finite-Lived Intangible Assets [Line Items]
Fair value exceeded carrying value	¥ 61
Percentage of fair value exceeded the carrying value	9.00%
Hypothetical indefinite life intangible asset impairment in 5% increase in discount rate	¥ 45
Hypothetical indefinite life intangible asset impairment in 5% decrease in royalty saving rate	38
Deutsche Hospitality | Brand name, three
Finite-Lived Intangible Assets [Line Items]
Fair value exceeded carrying value	¥ 184
Percentage of fair value exceeded the carrying value	42.00%
Hypothetical indefinite life intangible asset impairment in 5% increase in discount rate	¥ 38
Hypothetical indefinite life intangible asset impairment in 5% decrease in royalty saving rate	¥ 31
Minimum | Manachised and franchised hotels agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	10 years	10 years
Minimum | Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	2 years	2 years
Minimum | Favorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	1 year	1 year
Minimum | Purchased software
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	3 years	3 years
Minimum | Unfavorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	3 years	3 years
Minimum | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	2 years	2 years
Maximum | Manachised and franchised hotels agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	20 years	20 years
Maximum | Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	10 years	10 years
Maximum | Favorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	20 years	20 years
Maximum | Purchased software
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	10 years	10 years
Maximum | Unfavorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	13 years	13 years
Maximum | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	15 years	15 years